Property and equipment	12 Months Ended
Dec. 31, 2022
Property and equipment
Property and equipment

7. Property and equipment

			Factory,
			Office, Other
		Technical	Equipment and
		Equipment and	Leasehold	Assets Under
in EUR	Buildings	Machines	Improvements	Construction	Total
Cost
Balance at January 1, 2021	12,552,757	13,440,143	4,630,172	2,121,698	32,744,770
Additions	3,099,403	1,645,503	1,455,496	2,605,201	8,805,603
Transfers	—	4,306,247	24,645	(4,330,892)	—
Acquisition of a subsidiary	—	2	70,531	—	70,533
Disposals	(85,605)	(348,494)	(278,460)	(1)	(712,560)
Foreign currency effect	79,384	227,601	64,942	(1,135)	370,792
Balance at December 31, 2021	15,645,939	19,271,001	5,967,327	394,871	41,279,139
Additions	478,468	2,101,790	1,233,728	2,203,673	6,017,660
Transfers	—	523,553	194,425	(717,978)	—
Disposals	—	(104,246)	(381)	(174,713)	(279,340)
Foreign currency effect	480,477	783,342	157,463	40,374	1,461,656
Balance at December 31, 2022	16,604,885	22,575,440	7,552,561	1,746,227	48,479,115

Accumulated depreciation
Balance at January 1, 2021	(3,623,451)	(9,269,302)	(3,001,665)	(14,744)	(15,909,161)
Depreciation charge for the year	(2,160,175)	(1,622,416)	(583,348)	—	(4,365,939)
Disposals	—	347,584	179,058	—	526,642
Balance at December 31, 2021	(5,783,626)	(10,544,134)	(3,405,955)	(14,744)	(19,748,458)
Depreciation charge for the year	(2,697,399)	(2,124,970)	(883,658)	—	(5,706,026)
Transfer	—	94,342	(94,342)	—	—
Disposals	—	19,084	(1,261)	—	17,822
Balance at December 31, 2022	(8,481,025)	(12,555,678)	(4,385,216)	(14,744)	(25,436,662)

Carrying amounts
At January 1, 2021	8,929,306	4,170,841	1,628,508	2,106,954	16,835,608
At December 31, 2021	9,862,313	8,726,867	2,561,371	380,128	21,530,680
At December 31, 2022	8,123,860	10,019,763	3,167,344	1,731,484	23,042,452

There have been no impairment losses or reversals of impairment in 2022 and 2021.

Transfers between the asset categories “Technical Equipment and Machines” and “Factory, Office, Other Equipment and Leasehold Improvements” are partly based on a re-evaluation of the classification of certain assets.

Refer to Note 17 for the amount of Right-of-use assets included in property and equipment.